Parent Company Information - Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net income	$ 15,836	$ 5,520	$ 10,539
Operating activities
Other operating activities, net	(2,218)	(1,597)	4,434
Investing activities
Other investing activities, net	(39)	(2,504)	(488)
Financing activities
Short-term borrowings	(3,074)	(14,827)	16,009
Proceeds from issuance	43,670	51,573	45,658
Retirement of long-term debt	(40,365)	(53,749)	(65,602)
Proceeds from issuance of preferred stock	2,964	5,957	1,008
Redemption of preferred stock	0	0	(6,461)
Common stock repurchased	(2,374)	(1,675)	(3,220)
Cash dividends paid	(3,574)	(2,306)	(1,677)
Net increase in cash and cash equivalents	20,764	7,267	20,570
Cash and cash equivalents at January 1	138,589	131,322	110,752
Cash and cash equivalents at December 31	159,353	138,589	131,322
Bank of America Corporation
Condensed Cash Flow Statements, Captions [Line Items]
Net income	15,836	5,520	10,539
Operating activities
Equity in undistributed (earnings) losses of subsidiaries	(2,872)	1,332	(11,150)
Other operating activities, net	(2,509)	2,143	(10,422)
Net cash provided by (used in) operating activities	10,455	8,995	(11,033)
Investing activities
Net sales (purchases) of securities	15	(142)	459
Net payments from (to) subsidiaries	(7,944)	(5,902)	39,336
Other investing activities, net	70	19	3
Net cash provided by (used in) investing activities	(7,859)	(6,025)	39,798
Financing activities
Short-term borrowings	(221)	(55)	178
Net increase (decrease) in other advances	(770)	1,264	(14,378)
Proceeds from issuance	26,492	29,324	30,966
Retirement of long-term debt	(27,393)	(33,854)	(39,320)
Proceeds from issuance of preferred stock	2,964	5,957	1,008
Redemption of preferred stock			(6,461)
Common stock repurchased	(2,374)	(1,675)	(3,220)
Cash dividends paid	(3,574)	(2,306)	(1,677)
Net cash provided by (used in) financing activities	(4,876)	(1,345)	(32,904)
Net increase in cash and cash equivalents	(2,280)	1,625	(4,139)
Cash and cash equivalents at January 1	100,304	98,679	102,818
Cash and cash equivalents at December 31	$ 98,024	$ 100,304	$ 98,679